STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.5%
Advertising - .2%
Clear Channel Outdoor Holdings, Sr. Unscd. Notes		7.50	6/1/2029	1,260,000	[b]	1,258,299
Airlines - .2%
American Airlines Group, Gtd. Notes		3.75	3/1/2025	1,340,000	[b,c]	1,211,139
Building Materials - .1%
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	750,000	[b]	776,655
Chemicals - .4%
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,260,000	[b]	1,369,463
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,370,000	[b]	1,399,798
					2,769,261
Collateralized Loan Obligations Debt - 3.2%
Arbour CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	3/15/2033	1,000,000	[b,d]	1,224,002
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10% @ Floor	EUR	6.10	4/20/2032	1,450,000	[b,d]	1,769,559
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,d]	2,349,274
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.68	4/15/2031	2,900,000	[b,d]	2,795,101
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		6.82	4/20/2031	1,000,000	[b,d]	1,000,500
Battalion XIV CLO, Ser. 2019-14A, Cl. D, 3 Month LIBOR +3.95%		4.14	4/20/2032	1,000,000	[b,d]	1,002,210
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	1,500,000	[b,d]	1,819,797
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	7/25/2035	1,175,000	[b,d]	1,429,968
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.19	10/20/2031	2,000,000	[b,d]	1,966,034
KKR 26 CLO, Ser. 26, Cl. E, 3 Month LIBOR +7.00%		7.18	7/15/2032	1,000,000	[b,d]	1,000,458
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.68	4/15/2029	765,000	[b,d]	760,759
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.21	4/19/2030	1,000,000	[b,d]	994,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.5% (continued)
Collateralized Loan Obligations Debt - 3.2% (continued)
Northwoods Capital 19 CLO, Ser. 2020-21A, Cl. E, 3 Month EURIBOR +6.86% @ Floor	EUR	6.86	6/16/2033	1,500,000	[b,d]	1,829,315
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.24	4/17/2031	2,000,000	[b,d]	1,896,678
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	1/17/2032	1,000,000	[b,d]	1,212,328
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.19	10/22/2029	570,000	[b,d]	570,284
					23,621,067
Commercial & Professional Services - .8%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	2,302,000	[b]	2,305,096
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	1,550,000	[b,c]	1,443,438
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	1,650,000	[b]	2,076,399
					5,824,933
Consumer Discretionary - 1.0%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,752,869
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	525,000	[b]	710,341
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	636,000	[b]	697,215
Cinemark USA, Gtd. Notes		5.88	3/15/2026	1,500,000	[b]	1,556,280
NCL, Gtd. Notes		5.88	3/15/2026	1,865,000	[b]	1,946,603
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	925,000	[b]	974,719
					7,638,027
Energy - .3%
Archrock Partners, Gtd. Notes		6.25	4/1/2028	1,010,000	[b]	1,049,572
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	1,468,000	[b]	1,515,813
					2,565,385
Health Care - .1%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	1,000,000	[b]	937,500
Industrial - .2%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b,c]	1,725,518
Internet Software & Services - .3%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	770,000	[b]	741,094
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	1,440,000	[b]	1,427,018
					2,168,112
Materials - .4%
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	1,476,000	[b]	1,531,180
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,400,000	[b]	1,380,162
					2,911,342

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.5% (continued)
Retailing - .9%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,500,000	[b]	1,558,155
Park River Holdings, Gtd. Notes		5.63	2/1/2029	1,400,000	[b]	1,342,376
SRS Distribution, Sr. Scd. Notes		4.63	7/1/2028	680,000	[b]	687,106
Staples, Sr. Unscd. Notes		10.75	4/15/2027	1,500,000	[b]	1,538,760
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	1,570,000	[b]	1,626,583
					6,752,980
Technology Hardware & Equipment - .2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,100,000	[b]	1,412,357
Telecommunication Services - .2%
Plantronics, Gtd. Notes		4.75	3/1/2029	1,725,000	[b]	1,645,892
Total Bonds and Notes (cost $61,310,933)				63,218,467

Floating Rate Loan Interests - 88.9%
Advertising - 2.2%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.00	12/4/2024	2,654,259	[d]	2,660,191
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	942,265	[d]	948,154
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		6.00	10/28/2027	2,885,414	[d]	2,910,921
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.59	8/21/2026	4,501,967	[d]	4,371,117
Polyconcept North America, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	1,847,014	[d]	1,800,266
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	1,974,700	[d]	1,977,998
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.59	12/17/2026	1,958,840	[d]	1,952,856
					16,621,503
Airlines - 2.4%
American Airlines, 2017 Replacement Class Term Loan B, 1 Month LIBOR +2.00%		2.16	12/14/2023	1,522,359	[d]	1,476,315
American Airlines, 2018 Replacement Term Loan, 1 Month LIBOR +1.75%		1.91	6/27/2025	2,825,000	[d]	2,623,464

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Airlines - 2.4% (continued)
American Airlines, 2020 Replacement Term Loan, 1 Month LIBOR +1.75%		1.84	1/29/2027	1,130,580	[d]	1,054,108
American Airlines, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	3/24/2028	5,660,455	[d]	5,842,212
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	3,375,630	[d]	3,457,455
United Airlines, 1 Month LIBOR +4.50% @ Floor		4.50	4/21/2028	3,593,263	[d]	3,632,088
					18,085,642
Automobiles & Components - 1.5%
Autokiniton US Holdings, Term Loan B, 1 Month LIBOR +4.50%		5.00	3/29/2028	2,710,209	[d]	2,732,650
Clarios Global, 3 Month LIBOR +3.25% @ Floor	EUR	3.25	4/30/2026	2,000,000	[d]	2,430,193
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 1 Month LIBOR +3.25%		3.34	4/30/2026	2,948,685	[d]	2,940,857
Truck Hero, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	2/24/2028	2,795,245	[d]	2,800,919
					10,904,619
Building Materials - 2.0%
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.75% @ Floor		3.75	4/12/2028	5,251,024	[d]	5,260,870
CP Atlas Buyer, Term Loan B, 3 Month LIBOR +3.75%		4.25	11/23/2027	4,317,473	[d]	4,315,508
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.00%		3.09	5/31/2026	1,999,686	[d]	1,994,686
Watlow Electric Manufacturing, 1 Month LIBOR +4.50% @ Floor		4.50	3/2/2028	2,930,570	[d]	2,940,959
					14,512,023
Chemicals - 3.2%
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.00% @ Floor		4.00	9/7/2021	4,045,297	[d]	4,005,855
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.00% @ Floor		4.00	9/7/2023	718,545	[d]	711,540
Encapsys, Term Loan B-2, 1 Month LIBOR +3.25%		4.25	11/30/2024	4,409,479	[d]	4,417,747
LSF11 Skyscraper Holdco, Term Loan, 1 Month LIBOR +3.50%		4.25	9/30/2027	4,053,833	[d]	4,076,636
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.94	10/16/2025	4,429,600	[d]	4,446,211
Sparta US HoldCo, Term Loan, 1 Month LIBOR +4.25% @ Floor		4.25	4/30/2028	3,048,226	[d]	3,056,334

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Chemicals - 3.2% (continued)
Venator Finance, 3 Month LIBOR +3.11%	4.00	8/8/2024	2,580,000	[d]	2,568,713
				23,283,036
Commercial & Professional Services - 7.3%
Amentum Government Services, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	4.09	1/31/2027	2,167,075	[d]	2,166,805
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%	5.50	1/31/2027	631,417	[d]	636,942
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%	5.10	12/31/2025	3,377,477	[d]	3,406,506
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%	4.25	3/1/2025	2,755,907	[d]	2,444,489
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.84	2/7/2026	2,273,951	[d]	2,264,958
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%	3.84	11/26/2026	1,465,689	[d]	1,464,201
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.00	1/31/2024	2,431,194	[d]	2,449,428
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%	5.50	4/18/2025	2,554,966	[d]	2,562,427
Ensemble RCM, Closing Date Term Loan, 3 Month LIBOR +3.75%	3.93	8/1/2026	2,978,832	[d]	2,986,651
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%	4.00	6/7/2023	2,727,391	[d]	2,726,927
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	3.93	5/23/2025	3,115,399	[d]	3,104,698
New Constellis Borrower, Second Lien Exit Term Loan B, 1 Month LIBOR +11.00%	11.09	3/27/2025	753,760	[d]	657,659
Parexel International, Initial Term Loan, 1 Month LIBOR +2.75%	2.95	9/27/2024	3,080,133	[d]	3,059,604
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.43	5/1/2025	2,800,767	[d]	2,780,644
Prime Security Services Borrower, 2021 Refinancing Term Loan B-1, 1 Month LIBOR +2.75%	3.50	9/23/2026	2,531,016	[d]	2,533,661
Sabre GLBL, 2020 Other Term Loan B, 1 Month LIBOR +4.00%	4.75	12/17/2027	1,450,503	[d]	1,461,984
Spin Holdco, 1 Month LIBOR +4.75% @ Floor	4.75	3/1/2028	2,671,821	[d]	2,671,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Commercial & Professional Services - 7.3% (continued)
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	3,177,884	[d]	3,074,603
TNS, Initial Term Loan, 1 Month LIBOR +4.00%		4.20	8/14/2022	2,434,758	[d]	2,439,701
Verscend Holding, Term Loan B, 1 Month LIBOR +4.00%		4.09	8/27/2025	4,849,813	[d]	4,862,374
WW International, Initial Term Loan, 3 Month LIBOR +4.00% @ Floor		4.00	4/13/2028	4,186,275	[d]	4,199,357
					53,955,454
Consumer Discretionary - 6.8%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.59	2/10/2027	1,899,943	[d]	1,901,330
AMC Entertainment Holdings, Term Loan, 3 Month LIBOR +3.18% @ Floor		3.18	4/22/2026	2,592,691	[d]	2,398,783
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	3,032,918	[d]	3,015,858
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	581,237	[d]	607,392
Aristocrat International, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	10/19/2024	2,492,280	[d]	2,501,177
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%		4.59	7/20/2025	5,271,314	[d]	5,296,906
Carnival, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	6/30/2025	1,500,000	[d]	1,841,467
Carnival, Initial Advance USD Term Loan, 1 Month LIBOR +8.50% @ Floor		8.50	6/30/2025	2,014,925	[d]	2,025,412
Crown Finance US, Initial Dollar Tranche Term Loan, 3 Month LIBOR +2.50%		3.50	2/28/2025	3,225,470	[d]	2,807,772
Crown Finance US, Initial Term Loan B-1, 3 Month LIBOR +6.00%		7.00	5/23/2024	1,013,126	[d]	1,280,338
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.34	2/5/2027	3,279,306	[d]	3,285,045
Golden Nugget, First Initial Term Loan, 2 Month LIBOR +2.50%		3.25	10/4/2023	1,714,864	[d]	1,704,223
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	143,811	[d]	161,068
Scientific Games International, Initial Term Loan B-5, 1 Month LIBOR +2.75%		2.85	8/14/2024	3,231,174	[d]	3,204,921
Stars Group Holdings, USD Term Loan, 3 Month LIBOR +3.50%		3.69	7/10/2025	2,221,395	[d]	2,231,814

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Consumer Discretionary - 6.8% (continued)
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +5.00% @ Floor	5.00	4/9/2028	3,575,853	[d]	3,578,088
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%	4.15	1/25/2024	1,893,394	[d]	1,810,955
UFC Holdings, Term Loan B-3, 3 Month LIBOR +3.00%	3.75	4/29/2026	3,611,861	[d]	3,612,150
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	4.50	12/15/2024	3,008,350	[d]	2,928,629
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%	2.91	5/18/2025	4,149,207	[d]	4,054,813
				50,248,141
Consumer Staples - .4%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%	4.25	12/22/2026	3,082,923	[d]	3,062,375
Diversified Financials - 1.8%
IG Investment Holdings, Term Loan, 1 Month LIBOR +4.75% @ Floor	4.75	5/27/2025	469,509	[d]	471,075
Paysafe Holdings US, Facility Term Loan B-1, 1 Month LIBOR +3.50%	4.50	1/1/2025	2,934,367	[d]	2,940,426
Russell Investments US, New 2025 Term Loan, 3 Month LIBOR +3.00%	4.00	5/30/2025	3,110,000	[d]	3,092,024
Tegra118 Wealth Solutions, Term Loan, 1 Month LIBOR +4.09% @ Floor	4.09	2/18/2027	2,799,776	[d]	2,808,974
VFH Parent, Initial Term Loan, 1 Month LIBOR +3.00%	3.09	3/1/2026	3,943,880	[d]	3,948,001
				13,260,500
Electronic Components - .3%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%	5.75	8/19/2027	2,050,716	[d]	2,055,843
Energy - 2.7%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	11/1/2024	2,346,626	[d]	2,303,800
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	4.13	5/29/2025	4,503,066	[d]	4,400,148
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	4.44	7/18/2025	1,739,756	[d]	1,673,115
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	4.15	5/22/2026	2,651,529	[d]	2,625,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Energy - 2.7% (continued)
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%		3.66	11/14/2025	3,475,433	[d]	3,427,646
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%		6.50	9/27/2024	3,039,952	[d]	3,041,852
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	2,507,944	[d]	2,393,732
					19,865,307
Environmental Control - 1.0%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	1,881,207	[d]	1,871,801
Filtration Group, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	3/29/2025	1,976,685	[d]	2,401,128
Packers Holdings, Initial Term Loan, 3 Month LIBOR +3.25%		4.00	3/9/2028	3,167,298	[d]	3,155,816
					7,428,745
Food Products - 1.1%
Atkins Nutritionals Holdings, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	7/7/2024	1,620,132	[d]	1,629,415
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.84	1/31/2028	3,346,991	[d]	3,386,737
Shearer's Foods, First Lien Refinancing Term Loan, 3 Month LIBOR +3.50%		4.25	9/23/2027	3,060,363	[d]	3,066,683
					8,082,835
Food Service - .3%
TKC Holdings, 1 Month LIBOR +6.50% @ Floor		6.50	5/14/2028	2,155,299	[d]	2,117,582
Forest Products & Paper - .3%
SPA US HoldCo, Term Loan B, 1 Month LIBOR +4.00%		4.75	3/18/2028	2,524,432	[d]	2,532,321
Health Care - 10.6%
Agiliti Health, Amendment No. 2 Term Loan, 1 Month LIBOR +3.50%		3.75	1/4/2026	221,666	[d]	221,943
Agiliti Health, Term Loan, 1 Month LIBOR +2.75%		3.20	1/4/2026	2,584,099	[d]	2,584,099
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	2,954,240	[d]	2,924,343
Albany Molecular Research, 2020 Term Loan, 2-3 Month LIBOR +3.50%		4.50	8/30/2024	1,554,866	[d]	1,559,725

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Health Care - 10.6% (continued)
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		4.25	8/30/2024	1,469,005	[d]	1,473,595
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.70	9/26/2024	2,015,557	[d]	2,015,395
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		7.95	8/15/2025	700,000	[d]	705,250
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.89	2/21/2026	5,686,121	[d]	5,626,872
CAB SELARL, Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	2/9/2028	1,500,000	[d]	1,824,986
CPI Holdco, First Lien Term Loan B-1, 1 Month LIBOR +4.00%		4.09	11/4/2026	2,322,628	[d]	2,329,886
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	4,189,864	[d]	4,215,401
eResearchTechnology, Term Loan, 1 Month LIBOR +5.50% @ Floor		5.50	2/4/2027	3,001,740	[d]	3,021,116
Financiere Mendel, Term Loan, 6 Month EURIBOR +4.50%	EUR	4.75	4/12/2026	3,000,000	[d]	3,676,642
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	4,147,144	[d]	4,160,623
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.75%		5.75	10/2/2025	3,291,750	[d]	3,311,089
LifePoint Health, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.84	11/16/2025	2,292,842	[d]	2,296,041
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.34	8/31/2026	3,615,245	[d]	3,618,534
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	942,265	[d]	946,976
One Call, First Lien Term B Loan, 1 Month LIBOR +6.25% @ Floor		6.25	4/22/2027	5,390,000	[d]	5,450,637
Organon & Co., 1 Month LIBOR +3.50% @ Floor		3.50	4/8/2028	3,337,982	[d]	3,338,583
Ortho-Clinical Diagnostics, 2020 Incremental Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/30/2025	2,358,081	[d]	2,880,192
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1-3 Month LIBOR +3.25%		3.38	6/30/2025	309,725	[d]	310,151
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.84	3/31/2027	3,045,544	[d]	3,037,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Health Care - 10.6% (continued)
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%	4.25	2/15/2025	1,266,381	[d]	1,268,363
PetVet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	2.91	2/14/2025	2,127,970	[d]	2,106,691
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%	6.41	2/15/2026	1,488,652	[d]	1,491,630
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 1 Month LIBOR +5.00%	5.50	6/20/2026	2,591,060	[d]	2,600,777
Radnet Management, First Lien Initial Term Loan, 1 Month LIBOR +4.00% @ Floor	4.00	4/23/2028	1,324,138	[d]	1,324,800
Resonetics , First Lien Initial Term Loan, 1 Month LIBOR +4.75% @ Floor	4.75	4/28/2028	2,862,872	[d]	2,865,563
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +4.50% @ Floor	4.50	8/31/2026	3,836,626	[d]	3,848,616
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	6/23/2024	1,392,437	[d]	1,381,374
				78,417,580
Industrial - 3.8%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%	5.25	6/21/2024	4,106,720	[d]	4,023,477
CIRCOR International, New Term Loan, 1 Month LIBOR +3.25%	4.25	12/11/2024	1,603,378	[d]	1,599,570
Engineered Machinery Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	7/19/2024	2,689,674	[d]	2,693,036
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 1-6 Month LIBOR +3.50%	4.50	3/7/2025	3,594,148	[d]	3,600,905
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%	7.25	7/18/2025	2,430,287	[d]	2,336,113
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.45	10/1/2025	2,275,303	[d]	2,269,615
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%	3.20	3/28/2025	1,989,936	[d]	1,956,455
USIC Holdings, 1 Month LIBOR +4.25%	4.50	5/14/2028	2,747,240	[d]	2,747,240
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	3,007,000	[d]	2,751,405

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Industrial - 3.8% (continued)
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%	5.00	5/21/2026	2,099,651	[d]	2,110,149
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%	5.19	7/11/2025	2,339,935	[d]	2,156,648
				28,244,613
Information Technology - 10.0%
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%	4.75	7/12/2024	1,845,766	[d]	1,851,820
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%	4.35	2/11/2026	2,508,407	[d]	2,520,949
Boxer Parent, 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%	3.84	10/2/2025	4,687,171	[d]	4,670,039
Camelot Finance, Initial Term Loan, 1 Month LIBOR +3.00%	3.09	10/31/2026	2,348,523	[d]	2,345,000
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%	6.00	12/16/2025	2,996,110	[d]	3,015,210
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.19	10/16/2026	4,540,125	[d]	4,551,884
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	7.10	2/16/2029	1,000,000	[d]	1,009,790
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +3.25%	3.34	2/8/2026	4,379,171	[d]	4,370,566
Ecl Entertainment, Term Loan, 1 Month LIBOR +8.00%	8.25	4/30/2028	1,780,000	[d]	1,822,275
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	7,413,636	[d]	7,330,640
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	4.75	12/1/2027	5,322,197	[d]	5,339,787
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	7/1/2024	4,988,627	[d]	5,007,859
Ivanti Software, First Amendment Term Loan, 1 Month LIBOR +4.00%	4.75	12/1/2027	1,005,039	[d]	1,001,687
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	3,734,192	[d]	3,741,194
Mitchell International, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	3.43	12/1/2024	4,371,494	[d]	4,326,271
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	4.41	5/18/2025	2,325,318	[d]	2,331,968
RealPage, Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	4/22/2028	4,296,201	[d]	4,296,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Information Technology - 10.0% (continued)
SCS Holdings I, New Tranche Term Loan B, 1 Month LIBOR +3.50%	3.59	7/1/2026	3,060,079	[d]	3,058,993
Skopima Merger, 1 Month LIBOR +4.50% @ Floor	4.50	4/30/2028	2,020,802	[d]	2,007,920
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +7.50%	8.50	4/27/2025	593,892	[d]	594,388
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	180,438	[d]	185,174
Thoughtworks, Initial Term Loan, 1 Month LIBOR +3.25%	3.75	3/26/2028	1,720,117	[d]	1,718,827
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.84	7/3/2026	3,587,863	[d]	3,578,894
UKG, 2021 Incremental Term Loan, 3 Month LIBOR +3.25%	4.00	5/3/2026	1,236,490	[d]	1,240,483
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.93	5/3/2026	1,746,424	[d]	1,750,702
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	174,107	[d]	179,331
				73,847,852
Insurance - 3.3%
Alliant Holdings Intermediate, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	11/6/2027	2,604,736	[d]	2,612,550
Asurion, New Term Loan B-7, 1 Month LIBOR +3.00%	3.09	11/3/2024	1,707,978	[d]	1,702,905
Asurion, New Term Loan B-8, 1 Month LIBOR +3.25%	3.34	12/23/2026	1,638,941	[d]	1,632,926
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.34	2/3/2028	5,717,585	[d]	5,789,656
HUB International, Incremental Term Loan B-3, 3 Month LIBOR +3.25%	4.00	4/25/2025	3,572,657	[d]	3,581,928
Mayfield Agency Borrower, First Lien Term Loan B, 1-3 Month LIBOR +4.50%	4.69	2/28/2025	4,168,285	[d]	4,137,690
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	3.84	9/3/2026	1,261,318	[d]	1,258,883
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	255,622	[d]	256,528
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.44	12/31/2025	3,174,492	[d]	3,143,398
				24,116,464

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Internet Software & Services - 3.0%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%	4.25	2/10/2028	5,320,000	[d]	5,295,634
ION Trading Finance, Initial Dollar Term Loan, 1 Month LIBOR +4.75%	4.84	4/1/2028	2,860,000	[d]	2,873,270
ProQuest, 1 Month LIBOR +3.34% @ Floor	3.34	10/23/2026	3,320,833	[d]	3,325,333
PUG, USD Term Loan B, 1 Month LIBOR +3.50%	3.60	2/13/2027	3,749,336	[d]	3,669,663
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	3,179,841	[d]	3,175,867
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.70	12/21/2025	3,727,533	[d]	3,729,863
				22,069,630
Materials - 4.7%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.68	7/31/2025	3,330,636	[d]	3,330,636
Berlin Packaging, 1 Month LIBOR +3.75% @ Floor	3.75	3/11/2028	2,368,294	[d]	2,362,077
Charter NEX US, First Lien Term Loan, 1 Month LIBOR +4.25%	5.00	12/1/2027	4,223,161	[d]	4,245,270
Fort Dearborn Holding, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	5.00	10/19/2023	2,420,076	[d]	2,431,426
Graham Packaging, New Term Loan, 1 Month LIBOR +3.00%	3.75	8/4/2027	1,619,587	[d]	1,621,798
LABL, USD Facility Term Loan B, 3 Month LIBOR +4.00%	4.09	7/2/2026	2,995,977	[d]	2,993,491
MAR Bidco, Term Loan, 1 Month LIBOR +4.75% @ Floor	4.75	4/21/2028	1,635,479	[d]	1,641,612
Mauser Packaging Solutions, Initial Term Loan, 3 Month LIBOR +3.25%	3.39	4/3/2024	1,496,114	[d]	1,462,107
Plaze, 2021-1 Term Loan, 1 Month LIBOR +3.75%	4.50	8/3/2026	1,510,962	[d]	1,510,018
Proampac PG Borrower, 2020-1 Term Loan, 1-3 Month LIBOR +4.00%	5.00	11/3/2025	4,110,564	[d]	4,117,532
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%	4.25	5/1/2024	3,527,635	[d]	3,497,315
Tiger Acquisition, 1 Month LIBOR +3.75% @ Floor	3.75	6/1/2028	1,050,000	[d]	1,048,903

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Materials - 4.7% (continued)
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	8/18/2027	2,710,866	[d]	2,717,643
TricorBraun Holdings, Delayed Draw Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	3/3/2028	339,949	[d]	337,994
TricorBraun Holdings, Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	3/3/2028	1,511,356	[d]	1,502,666
				34,820,488
Media - 2.4%
Banijay Group US Holding, Facility USD Term Loan B, 1 Month LIBOR +3.75%	3.84	3/1/2025	4,054,394	[d]	4,047,623
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%	4.75	5/1/2026	1,647,550	[d]	1,654,140
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%	5.25	1/31/2025	2,254,278	[d]	2,308,178
Radiate Holdco, Term Loan B, 1 Month LIBOR +3.50%	4.25	9/25/2026	4,841,292	[d]	4,855,308
UPC Financing Partnership, 1 Month LIBOR +3.10% @ Floor	3.10	1/31/2029	2,977,528	[d]	2,966,735
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%	4.25	8/19/2023	2,186,657	[d]	2,187,346
				18,019,330
Real Estate - .2%
Brookfield Retail Holdings, Initial Term Loan A-2, 1 Month LIBOR +3.00%	3.14	8/24/2023	1,811,238	[d]	1,787,846
Retailing - 5.9%
Academy, 1 Month LIBOR +4.50% @ Floor	4.50	11/6/2027	2,165,414	[d]	2,179,965
Great Outdoors Group, Term Loan B-1, 6 Month LIBOR +4.25%	5.00	3/5/2028	7,151,827	[d]	7,217,087
Harbor Freight Tools, 2020 Initial Term Loan, 3 Month LIBOR +3.25%	4.00	10/19/2027	1,968,086	[d]	1,974,541
IRB Holding, Fourth Amendment Incremental Term Loan, 1 Month LIBOR +3.25%	4.25	12/15/2027	4,593,003	[d]	4,599,157
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%	4.50	12/17/2027	546,164	[d]	546,014
LBM Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/17/2027	2,457,740	[d]	2,457,064

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Retailing - 5.9% (continued)
LS Group OpCo Acquistion, Initial Term Loan, 3 Month LIBOR +3.50%	4.25	11/2/2027	1,954,308	[d]	1,961,637
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	12/28/2027	3,883,782	[d]	3,866,188
Petco Health & Wellness, First Lien Initial Term Loan, 1 Month LIBOR +4.00% @ Floor	4.00	3/4/2028	3,440,000	[d]	3,445,538
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%	4.50	2/12/2028	2,410,400	[d]	2,422,452
SRS Distribution, 1 Month LIBOR +4.25% @ Floor	4.25	5/20/2028	1,140,000	[d]	1,139,288
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.19	4/12/2026	4,173,307	[d]	4,083,476
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%	7.13	11/28/2022	1,735,900	[d]	1,597,028
White Cap Buyer, Initial Closing Date Term Loan, 3 Month LIBOR +4.00%	4.50	10/19/2027	2,895,004	[d]	2,903,443
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	3,069,227	[d]	3,078,189
				43,471,067
Semiconductors & Semiconductor Equipment - .8%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +5.00%	6.00	4/30/2026	3,024,492	[d]	2,895,966
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%	3.84	8/27/2025	2,765,860	[d]	2,776,232
				5,672,198
Technology Hardware & Equipment - 3.5%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.94	2/27/2025	1,902,159	[d]	1,892,781
Atlas CC Acquisition, First Lien Term B Loan, 1 Month LIBOR +5.00% @ Floor	5.00	5/25/2028	3,450,437	[d]	3,452,594
Atlas CC Acquisition, First Lien Term C Loan, 1 Month LIBOR +5.00% @ Floor	5.00	5/25/2028	701,784	[d]	702,222
Cardtronics USA, Initial Term Loan, 1 Month LIBOR +4.00%	5.00	6/29/2027	1,696,273	[d]	1,700,937
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	2,627,003	[d]	2,758,353
McAfee, USD Term Loan B, 1 Month LIBOR +3.75%	3.93	9/29/2024	5,082,239	[d]	5,090,828
Peraton, First Lien Term Loan, 1 Month LIBOR +4.50% @ Floor	4.50	2/1/2028	3,528,964	[d]	3,542,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Technology Hardware & Equipment - 3.5% (continued)
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.59	3/5/2027	2,742,251	[d]	2,729,403
Tempo Acquisition, Extending Term Loan, 1 Month LIBOR +3.25%	3.75	10/31/2026	2,313,224	[d]	2,320,210
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.17	8/20/2025	1,550,079	[d]	1,531,780
				25,721,306
Telecommunication Services - 5.5%
Altice France, USD TLB-13 Incremental Term Loan, 3 Month LIBOR +4.00%	4.16	8/14/2026	5,804,512	[d]	5,812,493
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	4,917,491	[d]	4,933,300
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	3.45	4/4/2026	4,704,854	[d]	4,696,032
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	4,082,920	[d]	4,093,637
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +5.75% @ Floor	5.75	4/27/2027	2,386,815	[d]	2,399,752
Cyxtera DC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	5/1/2024	1,922,510	[d]	1,867,719
Eagle Broadband Investments, Initial Term Loan, 3 Month LIBOR +3.00%	3.75	11/12/2027	2,530,249	[d]	2,530,249
Iridium Satellite, Term Loan B-1, 1 Month LIBOR +2.75%	3.75	11/4/2026	5,140,067	[d]	5,161,759
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	441,766	[d]	443,239
MTN Infrastructure TopCo, Initial Term Loan, 1 Month LIBOR +3.00%	4.00	11/17/2024	3,133,825	[d]	3,137,492
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	5,558,336	[d]	5,421,545
				40,497,217
Transportation - .3%
PODS, 1 Month LIBOR +3.75% @ Floor	3.75	3/31/2028	2,504,697	[d]	2,503,582
Utilities - 1.6%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	2,824,140	[d]	2,831,201
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	3,064,683	[d]	2,823,692

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Utilities - 1.6% (continued)
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	5,118,472	[d]	5,116,475
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	1,324,607	[d]	1,284,524
				12,055,892
Total Floating Rate Loan Interests (cost $651,320,301)			657,260,991
Description			Shares		Value ($)
Common Stocks - .2%
Commercial & Professional Services - .1%
New Constellis Borrower			47,534	[e,f]	297,088
Information Technology - .1%
SkillSoft, Cl. A			5,576	[e,f]	975,800
Total Common Stocks (cost $778,949)			1,272,888

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
Invesco Senior Loan ETF			40,304		894,749
SPDR Blackstone Senior Loan ETF			70,686		3,264,279
Total Exchange-Traded Funds (cost $4,042,017)			4,159,028

Warrants - .0%
Consumer Discretionary - .0%
Cineworld Warrants (cost $0)		2/28/2025	332,725		278,590
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 7.4%
Registered Investment Companies - 7.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $55,046,788)	0.04		55,046,788	[g]	55,046,788

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,925,507)	0.01		3,925,507	[g]	3,925,507
Total Investments (cost $776,424,495)			106.1%	785,162,259
Liabilities, Less Cash and Receivables			(6.1%)	(45,485,969)
Net Assets			100.0%	739,676,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $63,218,467 or 8.55% of net assets.

c Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $3,759,051 and the value of the collateral was $3,925,507.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Non-income producing security.

f The fund held Level 3 securities at May 31, 2021. These securities were valued at $1,272,888 or .17% of net assets.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	23,621,067	−	23,621,067
Corporate Bonds	−	39,597,400	−	39,597,400
Equity Securities – Common Stocks	−	−	1,272,888	1,272,888
Exchange-Traded Funds	4,159,028	−	−	4,159,028
Floating Rate Loan Interests	−	657,260,991	−	657,260,991
Investment Companies	58,972,295	−	−	58,972,295
Warrants	−	278,590	−	278,590
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	197,110	−	197,110
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(1,862)	−	(1,862)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

May 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
United States Dollar	33,960,302	Euro	27,670,000	6/30/2021	197,110
United States Dollar	920,625	British Pound	650,000	6/30/2021	(1,862)
Gross Unrealized Appreciation					197,110
Gross Unrealized Depreciation					(1,862)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2021, accumulated net unrealized appreciation on investments was $8,737,764, consisting of $11,224,121 gross unrealized appreciation and $2,486,357 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.